Annual Report December 31, 1999
================================================================================


Oppenheimer
Small Cap
Growth Fund/VA
A Series of Oppenheimer Variable Account Funds


                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Small Cap Growth Fund/VA
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================================================================================
Objective
Oppenheimer Small Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation. In seeking its objective, the Fund emphasizes investments in securities of small-cap growth-type companies (those with market capitalizations less than $1.8 billion.)

================================================================================
Narrative by Jay Tracey, Portfolio Manager
The past 12 months were a volatile and challenging period for small company stocks. Throughout the period, small-cap stocks rode a roller coaster of gains and declines related to global economic events as well as developments within particular industries. At the beginning of the reporting period, economic difficulties in several emerging markets fueled concerns about the ability of U.S. companies to sustain earnings growth. Stocks of smaller companies were hit especially hard as investors turned to the perceived safety of well-known, blue-chip corporate names with a history of earnings predictability.
         During the period, our performance was largely attributable to our exposure to technology, the Fund's largest investment sector. We held substantial positions in the stocks of companies that are providing bandwidth solutions to facilitate the growth of the Internet. In another area of technology, we achieved gains from investments in companies that are providing innovative software solutions to meet the expanding data storage needs of large corporations.
         Performance benefited additionally from our investments in several media and communications companies that are preeminent within their markets. These companies include Cinar Films, Inc., a leading producer of nonviolent children's television programming, and Spanish Broadcasting System, Inc., the largest group of Spanish language radio broadcasting stations in the United States.
         Although our investment strategy remained highly disciplined, we began to place greater emphasis on sectors that showed dynamic growth, such as energy and semiconductors, and companies within those sectors that were growing earnings faster than most analysts had predicted.
         The world today is changing more quickly than ever before. Trends such as the growth of the Internet are creating vast new opportunities for small companies to grow rapidly into large ones. While there is no way to predict when--or even if--small caps will begin to outperform large caps for a sustained period of time, and we are mindful that small-cap stocks are volatile, we believe compelling opportunities are available in well-managed, fast-growing small companies. That's why we remain dedicated to our strategy of disciplined small company investing, and why we believe Oppenheimer Small Cap Growth Fund/VA remains part of The Right Way to Invest.
--------------------------------------------------------------------------------
Management's discussion of performance. The fiscal year that ended December 31, 1999, opened with sharp market declines, particularly among small company stocks, driven by fears of global recession. The subsequent recovery during the second quarter of 1999 proved strongest among the transportation, technology, capital goods, energy and communication services sectors. While the Fund's substantial exposure to technology stocks boosted returns, our relatively light exposure to other strong sectors hurt performance. The Fund also suffered due to its relatively large holdings of healthcare company stocks, many of which fell sharply in response to the potential for Medicare reform. In the third quarter, the Fund's investment approach was refocused under the guidance of new portfolio management. The Manager emphasized faster-than-expected earnings growth in rapidly growing sectors such as energy and technology. At the same time, total holdings decreased to focus more closely on a smaller group of companies. The Fund's portfolio holdings, allocations and strategies are subject to change.



2                     Oppenheimer Small Cap Growth Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Small Cap Growth Fund/VA
--------------------------------------------------------------------------------

================================================================================
Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the Russell 2000 Index, which is an index of the 2000 smallest, by market value, of securities in the Russell 3000 Index. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Small Cap Growth Fund/VA and Russell 2000 Index


[line graph]

               OVAF/Oppenheimer Small Cap Growth Fund/VA    Russell 2000 Index
5.1.98         10000                                        10000
12.31.98        9600                                         8806
12.31.99       14070                                        10678

Average Annual Total Return of the Fund at 12/31/99
1-Year 46.56%  Life 22.74%


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the Russell 2000 Index begins on 4/30/98. The inception date of the Fund is 5/1/98.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products that offer this Fund. Such performance would have been lower if such charges were taken into account. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.


                      Oppenheimer Small Cap Growth Fund/VA                    3

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999
--------------------------------------------------------------------------------


                                                                                                      Market Value
                                                                                    Shares            Note 1
==============================================================================================================
Common Stocks--84.2%
--------------------------------------------------------------------------------------------------------------
Capital Goods--8.5%
--------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Armor Holdings, Inc.(1)                                                             2,500             $ 32,812
--------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.2%
Plug Power, Inc.(1)                                                                   500               14,125
--------------------------------------------------------------------------------------------------------------
Industrial Services--5.5%
Corporate Executive Board Co.(1)                                                    1,000               55,875
--------------------------------------------------------------------------------------------------------------
CyberSource Corp.(1)                                                                  300               15,525
--------------------------------------------------------------------------------------------------------------
Digimarc Corp.(1)                                                                     500               25,000
--------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc.(1)                                                              300               22,125
--------------------------------------------------------------------------------------------------------------
Loislaw.com, Inc.(1)                                                                  600               23,475
--------------------------------------------------------------------------------------------------------------
Metamor Worldwide, Inc.(1)                                                          1,200               34,950
--------------------------------------------------------------------------------------------------------------
Navidec, Inc.(1)                                                                      900               10,800
--------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                                                        1,100               11,962
--------------------------------------------------------------------------------------------------------------
Source Information Management Co. (The)(1)                                          3,600               60,300
--------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                                 6,000               92,250
--------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                                          1,800               25,987
                                                                                                      --------
                                                                                                       378,249
--------------------------------------------------------------------------------------------------------------
Manufacturing--2.3%
AstroPower, Inc.(1)                                                                 1,500               21,000
--------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc.(1)                                                           600               39,337
--------------------------------------------------------------------------------------------------------------
Koala Corp.(1)                                                                      6,000               84,000
--------------------------------------------------------------------------------------------------------------
Metron Technology NV(1)                                                               800               12,850
                                                                                                      --------
                                                                                                       157,187
--------------------------------------------------------------------------------------------------------------
Communication Services--6.9%
--------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--4.1%
Clarent Corp.(1)                                                                      600               46,650
--------------------------------------------------------------------------------------------------------------
Efficient Networks, Inc.(1)                                                           300               20,400
--------------------------------------------------------------------------------------------------------------
Internap Network Services Corp.(1)                                                    150               25,950
--------------------------------------------------------------------------------------------------------------
Latitude Communications, Inc.(1)                                                    1,000               26,125
--------------------------------------------------------------------------------------------------------------
MGC Communications, Inc.(1)                                                         2,100              106,575
--------------------------------------------------------------------------------------------------------------
Network Plus Corp.(1)                                                               1,300               27,300
--------------------------------------------------------------------------------------------------------------
Triton PCS Holdings, Inc., Cl. A(1)                                                   300               13,650
--------------------------------------------------------------------------------------------------------------
Z-Tel Technologies, Inc.(1)                                                           400               16,150
                                                                                                      --------
                                                                                                       282,800
--------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.3%
Allied Riser Communications Corp.(1)                                                1,100               22,756


4                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                      Market Value
                                                                                    Shares            Note 1
--------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--2.5%
Aether Systems, Inc.(1)                                                               200             $ 14,325
--------------------------------------------------------------------------------------------------------------
AirGate PCS, Inc.(1)                                                                  100                5,275
--------------------------------------------------------------------------------------------------------------
Airnet Communications Corp.(1)                                                        200                7,275
--------------------------------------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing, Sponsored ADR(1)                               600               43,800
--------------------------------------------------------------------------------------------------------------
Phone.com, Inc.(1)                                                                    150               17,391
--------------------------------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                                       600               66,000
--------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.(1)                                                                 200                7,600
--------------------------------------------------------------------------------------------------------------
Tritel, Inc.(1)                                                                       300                9,506
                                                                                                      --------
                                                                                                       171,172
--------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--12.0%
--------------------------------------------------------------------------------------------------------------
Consumer Services--1.5%
Cornell Corrections, Inc.(1)                                                        4,000               33,500
--------------------------------------------------------------------------------------------------------------
Getty Images, Inc.(1)                                                                 700               34,212
--------------------------------------------------------------------------------------------------------------
Jupiter Communications, Inc.(1)                                                       400               12,100
--------------------------------------------------------------------------------------------------------------
Netcentives, Inc.(1)                                                                  400               24,925
                                                                                                      --------
                                                                                                       104,737
--------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.0%
Activision, Inc.(1)                                                                 3,000               45,937
--------------------------------------------------------------------------------------------------------------
Handleman Co.(1)                                                                    3,500               46,812
--------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                                                              2,400               44,850
                                                                                                      --------
                                                                                                       137,599
--------------------------------------------------------------------------------------------------------------
Media--2.0%
Lifeminders.com, Inc.(1)                                                              500               28,875
--------------------------------------------------------------------------------------------------------------
NetRatings, Inc.(1)                                                                   100                4,812
--------------------------------------------------------------------------------------------------------------
True North Communications, Inc.                                                       900               40,219
--------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.                                              1,800               63,900
                                                                                                      --------
                                                                                                       137,806
--------------------------------------------------------------------------------------------------------------
Retail: Specialty--6.5%
BOLDER Technologies Corp.(1)                                                        2,500               31,875
--------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc.(1)                                                      800               16,800
--------------------------------------------------------------------------------------------------------------
Chico's Fas, Inc.(1)                                                                  800               30,100
--------------------------------------------------------------------------------------------------------------
Copart, Inc.(1)                                                                     1,200               52,200
--------------------------------------------------------------------------------------------------------------
Cost Plus, Inc.(1)                                                                    800               28,500
--------------------------------------------------------------------------------------------------------------
David's Bridal, Inc.(1)                                                             3,800               42,512
--------------------------------------------------------------------------------------------------------------
Factory 2-U Stores, Inc.(1)                                                         2,000               56,750
--------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The)(1)                                                               2,200               31,075
--------------------------------------------------------------------------------------------------------------
PurchasePro.com, Inc.(1)                                                              500               68,750
--------------------------------------------------------------------------------------------------------------
School Specialty, Inc.(1)                                                           1,600               24,200
--------------------------------------------------------------------------------------------------------------
Whitehall Jewellers, Inc.                                                           1,200               44,250
--------------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The)(1)                                                        1,600               26,100
                                                                                                      --------
                                                                                                       453,112


                      Oppenheimer Small Cap Growth Fund/VA                     5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                      Market Value
                                                                                    Shares            Note 1
--------------------------------------------------------------------------------------------------------------
Consumer Staples--7.9%
--------------------------------------------------------------------------------------------------------------
Broadcasting--3.0%
Citadel Communications Corp.(1)                                                       900             $ 58,387
--------------------------------------------------------------------------------------------------------------
Classic Communications, Inc.(1)                                                       500               18,281
--------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A(1)                                                         900               45,675
--------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc.(1)                                                   900               26,662
--------------------------------------------------------------------------------------------------------------
Radio Unica Corp.(1)                                                                  400               11,550
--------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A(1)                                         1,200               48,300
                                                                                                      --------
                                                                                                       208,855
--------------------------------------------------------------------------------------------------------------
Education--0.8%
Corinthian Colleges, Inc.(1)                                                        1,700               40,587
--------------------------------------------------------------------------------------------------------------
ZapMe! Corp.(1)                                                                     1,700               14,662
                                                                                                      --------
                                                                                                        55,249
--------------------------------------------------------------------------------------------------------------
Entertainment--3.4%
Buca, Inc.(1)                                                                       4,000               41,000
--------------------------------------------------------------------------------------------------------------
Cinar Films, Inc., Cl. B(1)                                                         4,000               98,000
--------------------------------------------------------------------------------------------------------------
Imax Corp.(1)                                                                       1,500               41,062
--------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                  2,300               57,212
                                                                                                      --------
                                                                                                       237,274
--------------------------------------------------------------------------------------------------------------
Food--0.7%
Diedrich Coffee, Inc.(1)                                                            5,000               20,312
--------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.(1)                                                          1,200               26,625
                                                                                                      --------
                                                                                                        46,937
--------------------------------------------------------------------------------------------------------------
Energy--0.4%
--------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Cal Dive International, Inc.(1)                                                       800               26,500
--------------------------------------------------------------------------------------------------------------
Financial--3.4%
--------------------------------------------------------------------------------------------------------------
Banks--1.5%
Investors Financial Services Corp.                                                  1,500               69,000
--------------------------------------------------------------------------------------------------------------
Labrance & Co., Inc.(1)                                                             3,000               38,250
                                                                                                      --------
                                                                                                       107,250
--------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
MicroFinancial, Inc.                                                                5,000               58,438
--------------------------------------------------------------------------------------------------------------
NextCard, Inc.(1)                                                                     600               17,325
--------------------------------------------------------------------------------------------------------------
ReSourcePhoenix.com, Inc.(1)                                                        1,000               19,750
                                                                                                      --------
                                                                                                        95,513
--------------------------------------------------------------------------------------------------------------
Insurance--0.5%
Advance Paradigm, Inc.(1)                                                           1,600               34,500


6                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                      Market Value
                                                                                    Shares            Note 1
--------------------------------------------------------------------------------------------------------------
Healthcare--5.1%
--------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--3.8%
Abgenix, Inc.(1)                                                                      500             $ 66,250
--------------------------------------------------------------------------------------------------------------
BioCryst Pharmaceuticals, Inc.(1)                                                   1,500               44,250
--------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                                                     1,100               21,175
--------------------------------------------------------------------------------------------------------------
Maxygen, Inc.(1)                                                                      200               14,200
--------------------------------------------------------------------------------------------------------------
Nuerocrine Biosciences, Inc.(1)                                                     2,100               51,975
--------------------------------------------------------------------------------------------------------------
Syncor International Corp.(1)                                                       1,500               43,688
--------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                                                    1,000               24,875
                                                                                                      --------
                                                                                                       266,413
--------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.3%
Hanger Orthopedic Group, Inc.(1)                                                      500                5,000
--------------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc.(1)                                                              600                4,050
--------------------------------------------------------------------------------------------------------------
PlanetRx.com, Inc.(1)                                                                 700               10,150
--------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                                           2,400               56,100
--------------------------------------------------------------------------------------------------------------
SciQuest.com, Inc.(1)                                                                 200               15,900
                                                                                                      --------
                                                                                                        91,200
--------------------------------------------------------------------------------------------------------------
Technology--40.0%
--------------------------------------------------------------------------------------------------------------
Computer Hardware--6.1%
3DO Co. (The)                                                                       5,500               50,016
--------------------------------------------------------------------------------------------------------------
Creo Products, Inc.(1)                                                              1,200               46,125
--------------------------------------------------------------------------------------------------------------
Echelon Corp.(1)                                                                    1,000               19,563
--------------------------------------------------------------------------------------------------------------
Gadzoox Networks, Inc.                                                                300               13,069
--------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                          1,200               99,675
--------------------------------------------------------------------------------------------------------------
Optimal Robotics Corp.(1)                                                           1,200               44,700
--------------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                                      500               48,125
--------------------------------------------------------------------------------------------------------------
SmartDisk Corp.(1)                                                                    300                9,825
--------------------------------------------------------------------------------------------------------------
Xircom, Inc.(1)                                                                     1,200               90,000
                                                                                                      --------
                                                                                                       421,098
--------------------------------------------------------------------------------------------------------------
Computer Services--10.9%
Alloy Online, Inc.(1)                                                               1,800               28,350
--------------------------------------------------------------------------------------------------------------
AppNet, Inc.(1)                                                                       600               26,250
--------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc.(1)                                                         400               51,250
--------------------------------------------------------------------------------------------------------------
BackWeb Technologies Ltd.(1)                                                          800               33,700
--------------------------------------------------------------------------------------------------------------
Braun Consulting, Inc.(1)                                                           1,200               85,800
--------------------------------------------------------------------------------------------------------------
C-bridge Internet Solutions, Inc.(1)                                                  300               14,588
--------------------------------------------------------------------------------------------------------------
CAIS Internet, Inc.(1)                                                              1,000               35,500
--------------------------------------------------------------------------------------------------------------
Critical Path, Inc.(1)                                                                300               28,313
--------------------------------------------------------------------------------------------------------------
El Sitio, Inc.(1)                                                                     200                7,350
--------------------------------------------------------------------------------------------------------------
Finisar Corp.(1)                                                                      100                8,988
--------------------------------------------------------------------------------------------------------------
Interactive Pictures Corp.(1)                                                         900               20,981
--------------------------------------------------------------------------------------------------------------
Kopin Corp.(1)                                                                        900               37,800
--------------------------------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                                     600               15,488
--------------------------------------------------------------------------------------------------------------
OneSource Information Services, Inc.(1)                                             4,500               60,469


                      Oppenheimer Small Cap Growth Fund/VA                    7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                      Market Value
                                                                                    Shares            Note 1
--------------------------------------------------------------------------------------------------------------
Computer Services  (continued)
Packeteer, Inc.(1)                                                                    400             $ 28,400
--------------------------------------------------------------------------------------------------------------
pcOrder.com, Inc.(1)                                                                  600               30,600
--------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.(1)                                                           300               19,650
--------------------------------------------------------------------------------------------------------------
Ramp Networks, Inc.(1)                                                              1,600               24,400
--------------------------------------------------------------------------------------------------------------
Salon.com, Inc.(1)                                                                  3,600               18,000
--------------------------------------------------------------------------------------------------------------
Stamps.com, Inc.(1)                                                                   750               31,219
--------------------------------------------------------------------------------------------------------------
Student Advantage, Inc.(1)                                                          1,500               33,281
--------------------------------------------------------------------------------------------------------------
Tanning Technology Corp.                                                              450               26,522
--------------------------------------------------------------------------------------------------------------
Viant Corp.(1)                                                                        300               29,700
--------------------------------------------------------------------------------------------------------------
WatchGuard Technologies, Inc.(1)                                                      700               21,175
--------------------------------------------------------------------------------------------------------------
WebTrends Corp.(1)                                                                    500               40,500
                                                                                                      --------
                                                                                                       758,274
--------------------------------------------------------------------------------------------------------------
Computer Software--17.8%
Accrue Software, Inc.(1)                                                              400               21,650
--------------------------------------------------------------------------------------------------------------
Active Software, Inc.(1)                                                              400               36,800
--------------------------------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                                            1,500               96,656
--------------------------------------------------------------------------------------------------------------
AGENCY.COM Ltd.(1)                                                                    100                5,100
--------------------------------------------------------------------------------------------------------------
Allaire Corp.(1)                                                                      300               43,894
--------------------------------------------------------------------------------------------------------------
Andover.Net, Inc.(1)                                                                  400               14,250
--------------------------------------------------------------------------------------------------------------
Best Software, Inc.(1)                                                              1,000               29,500
--------------------------------------------------------------------------------------------------------------
BindView Development Corp.(1)                                                       2,600              129,188
--------------------------------------------------------------------------------------------------------------
Brio Technology, Inc.(1)                                                            1,500               63,000
--------------------------------------------------------------------------------------------------------------
Data Return Corp.(1)                                                                  700               37,450
--------------------------------------------------------------------------------------------------------------
E.piphany, Inc.(1)                                                                    150               33,469
--------------------------------------------------------------------------------------------------------------
eCollege.com(1)                                                                       800                8,750
--------------------------------------------------------------------------------------------------------------
FreeMarkets, Inc.(1)                                                                   50               17,066
--------------------------------------------------------------------------------------------------------------
GRIC Communications, Inc.(1)                                                          200                5,075
--------------------------------------------------------------------------------------------------------------
iBasis, Inc.(1)                                                                       500               14,375
--------------------------------------------------------------------------------------------------------------
iManage, Inc.(1)                                                                      200                6,425
--------------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc.(1)                                                   1,100               29,288
--------------------------------------------------------------------------------------------------------------
Intertrust Technologies Corp.(1)                                                      150               17,644
--------------------------------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                                                               600               41,288
--------------------------------------------------------------------------------------------------------------
McAfee.com Corp.(1)                                                                   400               18,000
--------------------------------------------------------------------------------------------------------------
Metasolv Software, Inc.(1)                                                            250               20,438
--------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                    700              119,000
--------------------------------------------------------------------------------------------------------------
Mission Critical Software, Inc.(1)                                                    400               28,000
--------------------------------------------------------------------------------------------------------------
National Information Consortium, Inc.(1)                                              800               25,600
--------------------------------------------------------------------------------------------------------------
NetIQ Corp.(1)                                                                      1,200               62,475
--------------------------------------------------------------------------------------------------------------
Novadigm, Inc.(1)                                                                   1,300               26,975
--------------------------------------------------------------------------------------------------------------
OnDisplay, Inc.(1)                                                                    100                9,088
--------------------------------------------------------------------------------------------------------------
Optio Software, Inc.(1)                                                             1,000               23,500
--------------------------------------------------------------------------------------------------------------
Preview Systems, Inc.(1)                                                              200               12,975
--------------------------------------------------------------------------------------------------------------
Primus Knowledge Solutions, Inc.(1)                                                   700               31,719


8                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                    Market Value
                                                                                 Shares             Note 1
--------------------------------------------------------------------------------------------------------------
Computer Software  (continued)
Quest Software, Inc.(1)                                                               200           $   20,400
--------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                                            1,200               37,125
--------------------------------------------------------------------------------------------------------------
SonicWALL, Inc.                                                                       400               16,100
--------------------------------------------------------------------------------------------------------------
Telemate.Net Software, Inc.(1)                                                      1,000               16,250
--------------------------------------------------------------------------------------------------------------
TenFold Corp.(1)                                                                      700               27,956
--------------------------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                                       800               34,050
--------------------------------------------------------------------------------------------------------------
Viador, Inc.(1)                                                                       700               29,663
--------------------------------------------------------------------------------------------------------------
Vitria Technology, Inc.(1)                                                            100               23,400
                                                                                                    ----------
                                                                                                     1,233,582
--------------------------------------------------------------------------------------------------------------
Communications Equipment--1.4%
Advanced Fibre Communications, Inc.(1)                                              1,200               53,625
--------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                             150               12,525
--------------------------------------------------------------------------------------------------------------
Inet Technologies, Inc.(1)                                                            450               31,444
                                                                                                    ----------
                                                                                                        97,594
--------------------------------------------------------------------------------------------------------------
Electronics--3.8%
ACT Manufacturing, Inc.(1)                                                          1,200               45,000
--------------------------------------------------------------------------------------------------------------
Alpha Industries, Inc.(1)                                                             800               45,850
--------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc.(1)                                                                    400               18,875
--------------------------------------------------------------------------------------------------------------
ASM International NV(1)                                                             1,800               41,400
--------------------------------------------------------------------------------------------------------------
ATMI, Inc.(1)                                                                       1,300               42,981
--------------------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A(1)                                                            1,000               30,375
--------------------------------------------------------------------------------------------------------------
Caliper Technologies Corp.(1)                                                         100                6,675
--------------------------------------------------------------------------------------------------------------
InterTAN, Inc.(1)                                                                   1,200               31,350
                                                                                                    ----------
                                                                                                       262,506
                                                                                                    ----------
Total Common Stocks (Cost $4,138,541)                                                                5,835,100
                                                                                 Principal
                                                                                 Amount
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements--1.5%
--------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated 12/31/99, to be repurchased at $100,023 on 1/3/00, collateralized by U.S. Treasury Bonds, 5.25%-12%, 2/15/01-11/15/28, with a value of $39,249 and U.S. Treasury Nts., 5%-7.50%, 12/31/00-2/15/07,
with a value of $62,809 (Cost $100,000)                                          $100,000              100,000
--------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $4,238,541)                                        85.7%           5,935,100
--------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      14.3              991,496
                                                                                ---------           ----------
Net Assets                                                                          100.0%          $6,926,596
                                                                                =========           ==========

1. Non-income producing security.

See accompanying Notes to Financial Statements.


                      Oppenheimer Small Cap Growth Fund/VA                    9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------


==========================================================================================
Assets
Investments, at value (cost $4,238,541)--see accompanying statement             $5,935,100
------------------------------------------------------------------------------------------
Cash                                                                             1,000,432
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     3,066
Interest and dividends                                                                 343
Other                                                                                5,360
                                                                                ----------
Total assets                                                                     6,944,301
==========================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                              12,487
Shareholder reports                                                                  2,780
Legal, auditing and other professional fees                                          1,158
Registration and filing fees                                                         1,080
Trustees' compensation                                                                  76
Other                                                                                  124
                                                                                ----------
Total liabilities                                                                   17,705
==========================================================================================
Net Assets                                                                      $6,926,596
                                                                                ==========
==========================================================================================
Composition of Net Assets
Paid-in capital                                                                 $4,791,913
------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                           438,124
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                       1,696,559
                                                                                ----------
Net assets--applicable to 492,201 shares of beneficial interest outstanding     $6,926,596
                                                                                ==========
==========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share            $14.07

See accompanying Notes to Financial Statements.


10                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


==========================================================================================
Investment Income
Interest                                                                        $   25,318
------------------------------------------------------------------------------------------
Dividends                                                                            1,127
                                                                                ----------
Total income                                                                        26,445
==========================================================================================
Expenses
Management fees                                                                     20,414
------------------------------------------------------------------------------------------
Shareholder reports                                                                 16,643
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                          7,311
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          2,410
------------------------------------------------------------------------------------------
Trustees' compensation                                                               1,051
------------------------------------------------------------------------------------------
Other                                                                                2,373
                                                                                ----------
Total expenses                                                                      50,202
Less expenses paid indirectly                                                       (2,398)
Less voluntary assumption of expenses                                              (11,200)
                                                                                ----------
Net expenses                                                                        36,604
==========================================================================================
Net Investment Loss                                                                (10,159)
==========================================================================================
Realized and Unrealized Gain
Net realized gain on investments                                                   493,584
------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments             1,591,588
                                                                                ----------
Net realized and unrealized gain                                                 2,085,172
==========================================================================================
Net Increase in Net Assets Resulting from Operations                            $2,075,013
                                                                                ==========

See accompanying Notes to Financial Statements.


                      Oppenheimer Small Cap Growth Fund/VA                    11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                Year Ended         Period Ended
                                                                                December 31,       December 31,
                                                                                1999               1998(1)
===============================================================================================================
Operations
Net investment loss                                                             $  (10,159)            $ (2,339)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           493,584              (45,301)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                            1,591,588              104,971
                                                                                ----------             --------
Net increase in net assets resulting from operations                             2,075,013               57,331
===============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions       3,857,279              936,973
===============================================================================================================
Net Assets
Total increase                                                                   5,932,292              994,304
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                994,304                   --
                                                                                ----------             --------
End of period                                                                   $6,926,596             $994,304
                                                                                ==========             ========

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

See accompanying Notes to Financial Statements.


12                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                             Year Ended December 31,
                                                             1999                    1998(1)
===========================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $ 9.60                  $10.00
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                            (.02)                   (.02)
Net realized and unrealized gain (loss)                        4.49                    (.38)
-------------------------------------------------------------------------------------------
Total income (loss) from investment operations                 4.47                    (.40)
-------------------------------------------------------------------------------------------
Net asset value, end of period                               $14.07                  $ 9.60
                                                             ======                  ======
===========================================================================================
Total Return, at Net Asset Value(2)                           46.56%                  (4.00)%
===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $6,927                    $994
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $2,738                    $441
-------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                           (0.37)%                 (0.79)%
Expenses                                                       1.83%                   0.87%(4)
Expenses, net of voluntary assumption of expenses              1.34%                    N/A
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      176%                     61%

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $7,060,737 and $4,155,665, respectively.

See accompanying Notes to Financial Statements.

                      Oppenheimer Small Cap Growth Fund/VA                   13

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Small Cap Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect a decrease in accumulated net investment loss of $10,159. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

14                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                   Year Ended December 31, 1999       Year Ended December 31, 1998(1)
                   ----------------------------       ------------------------------
                   Shares            Amount           Shares         Amount
------------------------------------------------------------------------------------
Sold                504,223          $5,008,676       114,434        $1,030,883
Redeemed           (115,553)         (1,151,397)      (10,903)          (93,910)
                   --------          ----------       -------        ----------
Net increase        388,670          $3,857,279       103,531        $  936,973
                   ========          ==========       =======        ==========

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities of $1,696,559 was composed of gross appreciation of $1,896,881, and gross depreciation of $200,322.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Manager has voluntarily reimbursed certain Fund expenses. The Fund's management fee for the year ended December 31, 1999 was 0.75% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.


                      Oppenheimer Small Cap Growth Fund/VA                   15

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------



================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Small Cap Growth
Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Small Cap Growth Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended December 31, 1999 and the period ended December 31, 1998 and the financial highlights for the period May 1, 1998, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Small Cap Growth Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Denver, Colorado
January 24, 2000



16                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information  (Unaudited)
--------------------------------------------------------------------------------



================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




                      Oppenheimer Small Cap Growth Fund/VA                   17

--------------------------------------------------------------------------------
Oppenheimer Small Cap Growth Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


================================================================================
Officers and Trustees               James C. Swain, Trustee and
                                        Chairman of the Board
                                    Bridget A. Macaskill, President
                                    William H. Armstrong, Trustee
                                    Robert G. Avis, Trustee
                                    William A. Baker, Trustee
                                    Edward L. Cameron, Trustee
                                    Jon S. Fossel, Trustee
                                    Sam Freedman, Trustee
                                    Raymond J. Kalinowski, Trustee
                                    C. Howard Kast, Trustee
                                    Robert M. Kirchner, Trustee
                                    Ned M. Steel, Trustee
                                    Jay W. Tracey, III, Vice President
                                    Andrew J. Donohue, Vice President and
                                        Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert G. Zack, Assistant Secretary
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor                  OppenheimerFunds, Inc.

================================================================================
Transfer Agent                      OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities   The Bank of New York

================================================================================
Independent Auditors                Deloitte & Touche LLP

================================================================================
Legal Counsel                       Myer, Swanson, Adams & Wolf, P.C.


                                    This is a copy of a report to shareholders of Oppenheimer Small Cap Growth Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer Small Cap Growth Fund/VA. For material information concerning the Fund, see the Prospectus.

                                    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

18                    Oppenheimer Small Cap Growth Fund/VA